Operating Leases (Details 2) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Operating Leases
Operating lease cost	$ 65,162	$ 36,750	$ 53,595	$ 45,310